Capital adequacy (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Swiss capital
Swiss CET1 capital	SFr 41,899	SFr 38,810
Going concern capital	56,924	51,634
Gone concern capital	38,574	35,683
Total loss-absorbing capacity (TLAC)	95,498	87,317
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	291,650	286,682
Leverage exposure	SFr 915,814	SFr 885,854
Swiss capital ratios
Swiss CET1 ratio	14.40%	13.50%
Going concern capital ratio	19.50%	18.00%
Gone concern capital ratio	13.20%	12.40%
TLAC ratio	32.70%	30.50%
Swiss leverage ratios
Swiss CET1 leverage ratio	4.60%	4.40%
Going concern leverage ratio	6.20%	5.80%
Gone concern leverage ratio	4.20%	4.00%
TLAC leverage ratio	10.40%	9.90%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.68%	9.46%
Going concern capital ratio requirement	13.58%	12.86%
Gone concern capital ratio requirement	11.60%	8.90%
TLAC ratio requirement	25.18%	21.76%
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.20%	2.90%
Going concern leverage ratio requirement	4.50%	4.00%
Gone concern leverage ratio requirement	4.00%	3.00%
TLAC leverage ratio requirement	8.50%	7.00%